Investment and Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021
Investment and Fair Value Measurement (Details) [Line Items]
Non-marketable investments (in Dollars)		$ 2,015,005
Transferred marketable investments. (in Dollars)		$ 1,017,468
Voting rights description	Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Ownership interest	97.27%
Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Voting interest	31.51%
Series of Individually Immaterial Business Acquisitions [Member] | Libra [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Voting interest	31.51%
Libra [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Ownership interest	97.27%
Libra [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Voting interest			48.33%